Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Aug. 27, 2020	Dec. 31, 2020 USD ($) JointArrangement
Significant Accounting Policies [Line Items]
Idled labor expenses		$ 1,893,000
Cost of idle labor		$ 947,000
Number of joint arrangements | JointArrangement		2
Process Testing Facility Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life		10 years
Property, plant and equipment, depreciation method		straight-line basis
Right-of-use Assets
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method		straight-line basis
Office Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method		declining balance method
Property, plant and equipment, annual depreciation rate		20.00%
Bottom of Range
Significant Accounting Policies [Line Items]
Proportion of voting rights held in associate		20.00%
Bottom of Range | Office Equipment
Significant Accounting Policies [Line Items]
Lease contracts term		3 years
Bottom of Range | Offices
Significant Accounting Policies [Line Items]
Lease contracts term		3 years
Bottom of Range | Buildings
Significant Accounting Policies [Line Items]
Lease contracts term		3 years
Bottom of Range | Cars
Significant Accounting Policies [Line Items]
Lease contracts term		3 years
Top of Range
Significant Accounting Policies [Line Items]
Proportion of voting rights held in associate		50.00%
Top of Range | Office Equipment
Significant Accounting Policies [Line Items]
Lease contracts term		5 years
Top of Range | Offices
Significant Accounting Policies [Line Items]
Lease contracts term		5 years
Top of Range | Buildings
Significant Accounting Policies [Line Items]
Lease contracts term		5 years
Top of Range | Cars
Significant Accounting Policies [Line Items]
Lease contracts term		5 years
Investments in Associates
Significant Accounting Policies [Line Items]
Impairment loss		$ 0
Exploration and Evaluation Assets
Significant Accounting Policies [Line Items]
Impairment loss		$ 0
Minera Exar and Exar Capital B.V.
Significant Accounting Policies [Line Items]
Ownership interest in joint venture	49.00%